2. Investment Securities (Tables)	12 Months Ended
Dec. 31, 2014
Investment Securities Tables
Investment securities available for sale
(Dollars in thousands)
	December 31, 2014
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Mortgage-backed securities	$88,496	1,766	52	90,210
U.S. Government
sponsored enterprises	33,766	418	136	34,048
State and political subdivisions	145,938	6,534	226	152,246
Corporate bonds	2,469	16	18	2,467
Trust preferred securities	750	-	-	750
Equity securities	748	630	-	1,378
Total	$272,167	9,364	432	281,099

(Dollars in thousands)
	December 31, 2013
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Mortgage-backed securities	$123,706	1,040	769	123,977
U.S. Government
sponsored enterprises	22,115	97	69	22,143
State and political subdivisions	148,468	1,987	5,087	145,368
Corporate bonds	3,522	11	70	3,463
Trust preferred securities	1,250	-	-	1,250
Equity securities	748	941	-	1,689
Total	$299,809	4,076	5,995	297,890

Current fair value and associated unrealized losses on investments in debt securities with unrealized losses
(Dollars in thousands)
	December 31, 2014
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Mortgage-backed securities	$436	1	2,963	51	3,399	52
U.S. Government
sponsored enterprises	2,996	4	9,850	132	12,846	136
State and political subdivisions	567	1	14,998	225	15,565	226
Corporate bonds	-	-	525	18	525	18
Total	$3,999	6	28,336	426	32,335	432

(Dollars in thousands)
	December 31, 2013
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Mortgage-backed securities	$40,857	691	10,128	78	50,985	769
U.S. Government
sponsored enterprises	9,714	69	-	-	9,714	69
State and political subdivisions	77,187	4,863	1,824	224	79,011	5,087
Corporate bonds	1,984	16	511	54	2,495	70
Total	$129,742	5,639	12,463	356	142,205	5,995

Amortized cost and estimated fair value of investment securities available for sale by contractual maturity

(Dollars in thousands)
	Amortized Cost	Estimated Fair Value
Due within one year	$4,308	4,323
Due from one to five years	40,564	42,548
Due from five to ten years	117,452	121,399
Due after ten years	20,599	21,241
Mortgage-backed securities	88,496	90,210
Equity securities	748	1,378
Total	$272,167	281,099

Available for sale securities measured at fair value on a recurring basis
(Dollars in thousands)
	December 31, 2014
	Fair Value Measurements	Level 1 Valuation	Level 2 Valuation	Level 3 Valuation
Mortgage-backed securities	$90,210	-	90,210	-
U.S. Government
sponsored enterprises	$34,048	-	34,048	-
State and political subdivisions	$152,246	-	152,246	-
Corporate bonds	$2,467	-	2,467	-
Trust preferred securities	$750	-	-	750
Equity securities	$1,378	1,378	-	-

(Dollars in thousands)
	December 31, 2013
	Fair Value Measurements	Level 1 Valuation	Level 2 Valuation	Level 3 Valuation
Mortgage-backed securities	$123,977	-	123,977	-
U.S. Government
sponsored enterprises	$22,143	-	22,143	-
State and political subdivisions	$145,368	-	145,368	-
Corporate bonds	$3,463	-	3,463	-
Trust preferred securities	$1,250	-	-	1,250
Equity securities	$1,689	1,689	-	-

Fair value measurements of investment securities available for sale using Level 3 significant unobservable inputs
(Dollars in thousands)
Investment Securities Available for Sale
Level 3 Valuation
Balance, beginning of period	$1,250
Change in book value	-
Change in gain/(loss) realized and unrealized	-
Purchases/(sales and calls)	(500)
Transfers in and/or (out) of Level 3	-
Balance, end of period	$750

Change in unrealized gain/(loss) for assets still held in Level 3	$-